Loss per Common Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator
Net income (loss) attributable to Tsakos Energy Navigation Limited	$ 15,126	$ (99,203)	$ 7,612
Preferred share dividends, Series B	(3,000)	(4,000)	(4,000)
Preferred share dividends, Series C	(4,438)	(4,438)	(4,437)
Preferred share dividends, Series D	(7,492)	(7,492)	(7,479)
Preferred share dividends, Series E	(10,637)	(10,637)	(7,860)
Preferred share dividends, Series F	(14,250)	(7,196)	0
Preferred share dividends, convertible Series G	(583)	0	0
Deemed dividend on Series B preferred shares	(2,750)	0	0
Net loss attributable to common stockholders	$ (28,024)	$ (132,966)	$ (16,164)
Denominator
Weighted average common shares outstanding	88,757,923	87,111,636	84,713,572
Basic and diluted loss per common share	$ (0.32)	$ (1.53)	$ (0.19)